Performance B.5. Other non-operating (expenses) income, net (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Nov. 12, 2021
Disclosure of fair value measurement of assets [line items]
Change in fair value of derivatives			$ 12		$ 3		$ (11)
Change in value of put option liability			(1)		(31)		5
Exchange gains (losses), net			(84)		(42)		(69)
Other			1		2		2
Total other non-operating (expenses) income, net			(78)	[1]	(49)	[2]	(107)	[2]
Proceeds from disposal of equity investments, net of costs			0		163	[3]	197	[3]
Gain (loss) on disposal of equity investments			0		(15)		25
Guatemala joint ventures
Disclosure of fair value measurement of assets [line items]
Percentage of controlling interest acquired									45.00%
Equity Investment In Jumia
Disclosure of fair value measurement of assets [line items]
Change in fair value in investment			(6)		0		(18)
Proceeds from disposal of equity investments, net of costs		$ 29
Gain (loss) on disposal of equity investments		$ 15
Equity Investment In HTA
Disclosure of fair value measurement of assets [line items]
Change in fair value in investment			$ 0		$ 18		$ (16)
Proceeds from disposal of equity investments, net of costs	$ 163
Gain (loss) on disposal of equity investments	$ (15)

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Re-presented for discontinued operations (see note A.4.)
[3]	Re-presented for discontinued operations (see note A.4.).